MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Feb. 28, 2017
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
22.	MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. Total provisions for such employee benefits were $25,733,719, $37,556,437and $63,922,568 for the years ended February 28, 2015, February 29, 2016 and February 28, 2017, respectively.